Document and Entity Information	Oct. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2022
Entity Registrant Name	PEAPACK GLADSTONE FINANCIAL CORP
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-16197
Entity Tax Identification Number	22-3537895
Entity Address, Address Line One	500 HILLS DRIVE
Entity Address, City or Town	BEDMINSTER
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07921
City Area Code	908
Local Phone Number	234-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001050743
Title of 12(b) Security	Common
Trading Symbol	PGC
Security Exchange Name	NASDAQ